Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Generally, equity grants to executives have been approved at regularly scheduled Committee or Board meetings, except for special situations such as new hire grants. Since we became a public company in 2020, our annual grants to executives (including in 2024) have been approved at the first regularly scheduled meetings of the Committee and Board during the applicable year, which are scheduled long in advance. We do not time material non-public information (MNPI) disclosure for purposes of affecting the value of executive compensation. The Board and Committee do not take MNPI into account when determining the timing and terms of awards.
Award Timing Method	The Board and Committee do not take MNPI into account when determining the timing and terms of awards.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not time material non-public information (MNPI) disclosure for purposes of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false